UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd.

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Semi-Annual Report

September 30, 2012

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholder,

We are pleased to present you with the Nile Pan Africa Fund Semi Annual Report for 2012.

Fund Overview

For the six month period ending September 2012, the Nile Pan Africa Fund gained 13.14%. During the same time period, the MSCI Frontier Markets Index advanced 0.13%, the Dow Jones Africa 50 Titans Index advanced 7.98%, and the MSCI Emerging Markets declined 1.83%. Since its inception on April 28, 2010, the Nile Pan Africa Fund has returned +12.03%, while the MSCI Frontier Markets Index returned -1.88%, the Dow Jones Africa 50 Titans Index +3.27% and the MSCI Emerging Markets +2.58%.

The Fund’s performance during the period was due, in a significant part, to the performance seen in our Nigerian holdings. Strong earnings reported by Nigerian banks helped to rally the country’s stock market and improve confidence in a sector that has been recovering from the financial crisis. As discussed in our previous commentaries, we remain bullish about the long term return potential of the Nigerian stock market. Our holdings in the energy sector were also significant contributors to the performance of the portfolio.

Outlook

Going forward, we expect the underlying factors contributing to Africa’s growth to persist, and will continue emphasizing our focus on three key investment themes: the growth of the African consumer, the development and investment in natural resources and infrastructure.  We believe these are the long term secular trends that will continue to power Africa growth and investment return potential.

Over time, regardless of short term weakness or strength we believe that the economic and political developments in many of Africa’s nations will continue to drive interest in many of Africa’s markets.  In addition to strong expectations for Africa’s economic growth, we also believe that Africa is a compelling investment opportunity from a valuation standpoint.  In particular, we believe that many of the frontier markets of sub-Saharan Africa have yet to be understood by the greater part of the investment community, thus prices on the frontier remain attractive. However, as interest in Africa continues to grow, we expect investment across its frontier markets to increase, and for valuations to become more in line with other Emerging markets.  The early investors may be rewarded by the rerating of frontier markets.

We would like to thank you for the opportunity to manage your investment, and for your consideration.

Thank you,

Larry Seruma

Portfolio Manager

Nile Pan Africa Fund

Nile Pan Africa Fund (NAFAX) September 2012 Performance

As of September 30, 2012.  Inception Date is April 28, 2010.

Fund Name	Six Months 9/30/2012	1 Year	Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	13.14%	41.47%	12.03%
Nile Pan Africa Fund (NAFAX) With Load	6.60%	33.31%	9.33%
Dow Jones Africa Titans 50 Index	7.98%	23.18%	3.27%
MSCI Emerging Markets Index	-1.83%	16.93%	2.58%
MSCI Frontier Markets Index	0.13%	3.59%	-1.88%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.75% for Class A shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2013, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A shares, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-68-AFRICA.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Pan Africa Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-68-AFRICA. The prospectus should be read carefully before investing. The Nile Pan Africa Fund is distributed by Northern Lights Distributors, LLC member FINRA. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal.  Because the Fund will invest the majority of its assets in African companies, it is highly dependent on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development and may experience political and economic instability, capital market restrictions, unstable governments, weaker economies and less developed legal systems with fewer security holder rights.  Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund’s investments. ETF’s are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

The MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices

The MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

1916-NLD-11/27/2012

Nile Pan Africa Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund's performance figures* for the six months ended September 30, 2012, as compared to its benchmark:

		Six Months	Since Inception *
Nile Pan Africa Fund
Class A - Without Sales Load		13.14%	12.03%
Class A - With Sales Load **		6.60%	9.33%
Class C		12.73%	11.13%
Institutional Class		13.29%	6.33%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)		0.13%	(1.88)%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)		(1.83)%	(3.72)%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's July 2, 2012 Prospectus, are 3.75%, 4.28% and 3.51% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis
As of September 30, 2012

	Sector	% of Net Assets
	Banks	21.58%
	Oil & Gas	14.19%
	Food	10.05%
	Computers	9.51%
	Telecommunications	5.44%
	Auto Parts & Equipment	4.53%
	Mining	3.42%
	Engineering & Construction	2.71%
	Commercial Services	2.60%
	Other Assets in Excess of Liabilities	25.97%
	Total	100.00%

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value
	COMMON STOCK - 98.12%
	AGRICULTURE - 0.73%
1,507,933	Agriterra Ltd.		$ 124,178

	AUTO PARTS & EQUIPMENT - 4.53%
78,077	Invicta Holdings Ltd.		771,824

	BANKS - 21.58%
8,500,000	First Bank of Nigeria PLC		802,703
134,598	Ghana Commercial Bank Ltd.		142,018
7,800,000	Guaranty Trust Bank PLC		949,889
28,358,203	United Bank for Africa PLC		811,522
9,370,000	Zenith Bank PLC		971,262
			3,677,394
	BEVERAGES - 0.58%
59,497	Guinness Nigeria PLC		98,373

	CHEMICALS - 2.27%
29,800	Alexandria Mineral Oils Co.		386,297

	COMMERCIAL SERVICES - 2.60%
11,848	Aggreko PLC		442,499

	COMPUTERS - 9.51%
131,461	EOH Holdings Ltd.		620,347
460,160	Pinnacle Technology Holdings Ltd.		999,416
			1,619,763
	ENGINEERING & CONSTRUCTION - 2.71%
283,081	Consolidated Infrastructure Group Ltd. *		461,372

	FOOD - 10.05%
1,516,705	Flour Mills of Nigeria PLC		594,818
76,530	Nestle Foods Nigeria PLC		282,273
21,500	Shoprite Holdings Ltd.		437,924
12,000	Tiger Brands Ltd.		396,559
			1,711,574
	HEALTHCARE PRODUCTS - 1.12%
11,000	Aspen Pharmacare Holdings Ltd.		190,328

	HEALTHCARE SERVICES - 2.57%
114,000	Life Healthcare Group Holdings		437,947

	HOLDING COMPANIES-DIVERSIFIED - 2.56%
17,500	Bidvest Group Ltd.		436,192

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	INSURANCE - 2.21%
56,076	Discovery Holdings Ltd.		$ 376,568

	INVESTMENT COMPANIES - 0.91%
478,058	Zeder Investments Ltd.		156,177

	MEDIA - 1.10%
3,000	Naspers Ltd.		186,929

	MINING - 3.42%
8,018	African Minerals Ltd. *		38,452
25,600	First Quantum Minerals Ltd.		545,096
			583,548
	OIL & GAS - 14.19%
433,000	Afren PLC *		979,530
100,000	African Oil Corp. *		984,856
20,500	Tullow Oil PLC		453,489
			2,417,875
	RETAIL - 10.04%
29,534	Cashbuild Ltd.		553,894
47,000	Famous Brands Ltd.		412,296
2,924,835	UAC of Nigeria PLC		743,996
			1,710,186
	TELECOMMUNICATIONS - 5.44%
650,577	Ellies Holdings Ltd.		543,151
19,800	MTN Group Ltd.		383,820
			926,971

	TOTAL COMMON STOCK		16,715,995
	(Cost - $13,716,055)

	SHORT-TERM INVESTMENT - 1.61%
274,308	AIM Short-Term Investments Trust Liquid Assets Portfolio, 0.02% +		274,308
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $274,308)

	TOTAL INVESTMENTS - 99.73%
	(Cost - $13,990,363) (a)		$ 16,990,303
	OTHER ASSETS & LIABILITIES - 0.27%		45,857
	NET ASSETS - 100.00%		$ 17,036,160

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2012.

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation		$ 3,213,328
	Unrealized depreciation		(213,388)
	Net Unrealized appreciation		$ 2,999,940

Portfolio Analysis
As of September 30, 2012

	Sector	% of Net Assets
	Banks	21.58%
	Oil & Gas	14.19%
	Food	10.05%
	Computers	9.51%
	Telecommunications	5.44%
	Auto Parts & Equipment	4.53%
	Mining	3.42%
	Engineering & Construction	2.71%
	Commercial Services	2.60%
	Other Assets in Excess of Liabilities	25.97%
	Total	100.00%

Nile Pan Africa Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments in Securities at Market Value (identified cost $13,990,363)	$ 16,990,270
Foreign Currency (identified cost $9,781)	9,872
Receivable for Securities Sold	13,596
Dividends and Interest Receivable	12,838
Receivable for open forward foreign currency contracts	9
Receivable for Fund Shares Sold	1,000
Prepaid Expenses and Other Assets	84,087
Total Assets	17,111,672

Liabilities:
Redemption Payable	24,166
Payable for open forward foreign currency contracts	27
Accrued Advisory Fees	11,998
Accrued Distribution Fees	5,349
Other Accrued Liabilities	33,972
Total Liabilities	75,512

Net Assets (Unlimited shares of no par value interest authorized)	$ 17,036,160

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized; 872,637 shares outstanding)	$ 11,397,627
Net Asset Value ($11,397,627/870,867 shares outstanding)	$ 13.09
Maximum Offering Price ($13.09/.9425)	$ 13.89

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized; 326,798 shares outstanding)	$ 4,195,631
Net Asset Value ($4,195,631/326,798 shares outstanding) offering, and redemption price per share	$ 12.84

Institutional Class Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized; 109,933 shares outstanding)	$ 1,442,902
Net Asset Value ($1,442,902/109,933 shares outstanding) offering, and redemption price per share	$ 13.13

Composition of Net Assets:
At September 30, 2012, Net Assets consisted of:
Paid-in-Interest	$ 14,941,117
Accumulated Net Investment Income	42,772
Accumulated Net Realized Loss From Investments and Foreign Currency Transactions	(947,709)
Net Unrealized Appreciation on Investments and Foreign Currency Translations	2,999,980
Net Assets	$ 17,036,160

Nile Pan Africa Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2012

Investment Income:
Dividend Income (net of $11,075 foreign taxes)	$ 198,041
Interest Income	237
Total Investment Income	198,278

Expenses:
Investment Advisory Fees	110,419
Distribution Fees
Class A	11,626
Class C	20,568
Registration & Filing Fees	22,695
Administration Fees	14,653
Custody Fees	14,453
Transfer Agent Fees	10,951
Fund Accounting Fees	9,585
Insurance Expense	8,859
Audit Fee	7,183
Legal Fees	5,047
Printing Expense	3,313
Trustees Fees	2,357
Miscellaneous Expenses	1,110
Non 12B-1 Shareholder Servicing	59
Total Expenses	242,878
Less: Expenses Waived and Reimbursed by Advisor	(45,005)
Net Expenses	197,873
Net Investment Income	405

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on:
Investments	(123,636)
Foreign Currency Transactions	(55,139)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,070,865
Foreign Currency Translations	(136)
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,891,954

Net Increase in Net Assets Resulting From Operations	$ 1,892,359

Nile Pan Africa Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	September 30, 2012	March 31, 2012
	(Unaudited)
Operations:
Net Investment Income (Loss)	$ 405	$ 3,056
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(178,775)	(677,653)
Net Change in Unrealized Appreciation on Investments and Foreign
Currency Translations	2,070,729	747,944
Net Increase in Net Assets Resulting From Operations	1,892,359	73,347

Distributions to Shareholders From:
Net investment income
Class A ($0.00, and $0.06 per share, respectively)	-	(34,297)
Class C ($0.00, and $0.05 per share, respectively)	-	(21,238)
Institutional Class ($0.06 and $0.00 per share, respectively)	-	(6,176)
Total Distributions to Shareholders	-	(61,711)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (191,317, and 502,206 shares, respectively)	2,317,684	5,454,276
Distributions Reinvested (0, and 3,489 shares, respectively)	-	31,470
Cost of Shares Redeemed (39,480, and 90,693 shares, respectively)	(499,190)	(932,883)
Total Class A Transactions	1,818,494	4,552,863

Class C:
Proceeds from Shares Issued (34,582, and 467,708 shares, respectively)	400,500	5,297,317
Distributions Reinvested (0, and 2,143 shares, respectively)	-	19,071
Cost of Shares Redeemed (87,044, and 153,718 shares, respectively)	(1,011,947)	(1,568,035)
Total Class C Transactions	(611,447)	3,748,353

Institutional Class:
Proceeds from Shares Issued (0, and 53,624 shares, respectively)	-	554,889
Distributions Reinvested (0, and 339 shares, respectively)	-	3,063
Cost of Shares Redeemed (0, and 0 shares, respectively)	-	-
Total Institutional Class Transactions	-	557,952

Redemption Fees	4,480	35,172

Net Increase in Net Assets Resulting From Benefical Interest Transactions	1,211,527	8,894,340

Net Increase in Net Assets	3,103,886	8,905,976

Net Assets:
Beginning of Period	13,932,274	5,026,298
End of Period	$ 17,036,160	$ 13,932,274

Accumulated Net Investment Income (Loss) at End of Period	$ 42,772	$ 42,367

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		September 30, 2012		March 31, 2012		March 31, 2011*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 11.57		$ 11.84		$ 10.00
	From Operations:
	Net investment income (loss) (a)	0.01		0.04		(0.14)
	Net gain (loss) from securities
	(both realized and unrealized)	1.48		(0.29)	(f)	1.98
	Total from operations	1.49		(0.25)		1.84
	From redemption fees	0.03		0.04		0.00	(d)
	Distributions to shareholders from
	net investment income	-		(0.06)		-
Net Asset Value, End of Period		$ 13.09		$ 11.57		$ 11.84

Total Return (b)		(1.68)%		(1.68)%		18.40%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 11,398		$ 8,338		$ 3,622
	Ratio to average net assets:
	Expenses, Gross	3.11%	(c)	3.73%		9.84%	(c)
	Expenses, Net of Reimbursement	2.50%	(c)	2.50%		2.50%	(c)
	Net investment loss, Gross	(0.41)%	(c)	(0.88)%		(8.61)%	(c)
	Net investment income (loss), Net of Reimbursement	0.20%	(c)	0.35%		(1.26)%	(c)
	Portfolio turnover rate	117%	(e)	174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c)	Annualized.
(d)	Amount less than $0.01.
(e)	Not Annualized.
(f)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		September 30, 2012		March 31, 2012		March 31, 2011*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 11.39		$ 11.75		$ 10.00
	From Operations:
	Net investment loss (a)	(0.03)		(0.07)		(0.22)
	Net gain (loss) from securities
	(both realized and unrealized)	1.44		(0.28)	(f)	1.97
	Total from operations	1.41		(0.35)		1.75
	From redemption fees	0.04		0.04		0.00	(d)
	Distributions to shareholders from
	net investment income	-		(0.05)		-
Net Asset Value, End of Period		$ 12.84		$ 11.39		$ 11.75

Total Return (b)		(2.49)%		(2.49)%		17.50%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 4,196		$ 4,320		$ 742
	Ratio to average net assets:
	Expenses, Gross	3.86%	(c)	4.26%		14.71%	(c)
	Expenses, Net of Reimbursement	3.25%	(c)	3.25%		3.25%	(c)
	Net investment loss, Gross	(1.18)%	(c)	(1.68)%		(13.58)%	(c)
	Net investment loss, Net of Reimbursement	(0.57)%	(c)	(0.67)%		(2.11)%	(c)
	Portfolio turnover rate	117%	(e)	174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c)	Annualized.
(d)	Amount less than $0.01.
(e)	Not Annualized.
(f)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		September 30, 2012		March 31, 2012		March 31, 2011*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 11.59		$ 11.85		$ 11.76
	From Operations:
	Net investment income (loss) (a)	0.03		0.07		(0.05)
	Net gain (loss) from securities
	(both realized and unrealized)	1.48		(0.31)	(f)	0.14
	Total from operations	1.51		(0.24)		0.09
	From redemption fees	0.03		0.04		-
	Distributions to shareholders from
	net investment income	-		(0.06)		-
Net Asset Value, End of Period		$ 13.13		$ 11.59		$ 11.85

Total Return (b)		(1.52)%		(1.52)%		0.77%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 1,443		$ 1,274		$ 663
	Ratio to average net assets:
	Expenses, Gross	2.86%	(c)	3.49%		7.06%	(c)
	Expenses, Net of Reimbursement	2.25%	(c)	2.25%		2.25%	(c)
	Net investment loss, Gross	(0.15)%	(c)	(0.57)%		(5.74)%	(c)
	Net investment income (loss), Net of Reimbursement	0.44%	(c)	0.67%		(0.92)%	(c)
	Portfolio turnover rate	117%	(e)	174%		102%	(e)

*Commencement of Operations was November 3, 2010.
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c)	Annualized.
(d)	Amount less than $0.01.
(e)	Not Annualized.
(f)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2012

1.

ORGANIZATION

Nile Pan Africa Fund (the “Fund”) is a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets measured at fair value:

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.  For the six months ended September 30, 2012, the Fund had $50,958 of net realized losses on forward currency contracts.  At September 30, 2012, the Fund had no open forward currency contracts.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2012

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended September 30, 2012, the Adviser earned advisory fees of $110,419.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2013, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended September 30, 2012, the Adviser waived/reimbursed expenses of $45,005. As of March 31, 2012, the total amount of expense reimbursement subject to recapture was $283,823, of which $169,440 will expire on March 31, 2014 and $114,383 will expire on March 31, 2015.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September 30, 2012, the Fund incurred distribution fees of $11,626 and $20,568 for Class A shares and Class C shares, respectively.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2012 amounted to $8,662,405 and $7,963,866, respectively.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2012

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of March 31, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $61,302 and $170,567 of foreign currency and capital losses, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At March 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to passive foreign investment company adjustments, realized foreign currency losses and ordinary income distribution reclasses, resulted in reclassifications for the year ended March 31, 2012 as follows: a decrease in accumulated net investment loss of $114,674 and an increase in accumulated net realized loss from security transactions and foreign currency transactions of $114,674.

6.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2012, the Fund assessed $4,480 in redemption fees.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2012

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the Act. As of September 30, 2012 Charles Schwab & Co. held approximately 34% of the voting securities of Fund shares for the benefit of others. Eureka Capital Partners PTY Ltd., and Perpetual Trustee Company Ltd. held approximately 40% & 49% of the voting securities of Fund shares for the benefit of others for Class I.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of the Investment Advisory Agreement ‐ Nile Pan Africa Fund

In connection with the meeting of the Board of Trustees (the “Board”) of Nile Capital InvestmentTrust (the “Trust”), held on March 5, 2012 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (the “Adviser”), on behalf of the Nile Pan Africa Fund (the “Fund”). The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund. The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following: the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included information on the investment performance of the Adviser with respect to its separately managed hedge fund; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all‐important or controlling, and the following summary does not detail all the matters considered.Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.The Trustees discussed the extent of the Adviser’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  Mr. Seruma then reiterated what was previously discussed in the Investment Adviser portion of the Meeting.  He reviewed the Pan Africa Fund’s performance for the period April 28, 2010 (inception) through December 30, 2011, stating the Pan Africa Fund’s performance was -2.05% compared to -3.03% by the MSCI Emerging Markets Index and -6.86% by the Dow Jones Africa Titans 50 Index over the same period.  Mr. Seruma noted that 2011 has been a challenging year for investors in emerging and frontier markets.  He explained that the performance of Africa’s equities has been influenced by global capital flows and overall investor sentiment; however, the long-term case for Africa’s economic growth remains intact.  He stated that 2012 has started off on a good note with oil and gas and banking and consumer goods both doing well.   The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance of the Adviser. The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.The Board noted the Pan Africa Fund is currently paying the Adviser a management fee of 1.50% based on the average net assets of the Pan Africa Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Pan Africa Fund and the overall duties of the adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Pan Africa Fund, and expense ratios of a peer group of funds.   The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from its adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Profitability.The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Pan Africa Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Pan Africa Fund.  It also considered the profits realized by the Adviser from other activities related to the Pan Africa Fund.  The Trustees concluded the Adviser’s level of profitability from its relationship with the Fund is not excessive.

Economies of Scale.The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Pan Africa Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the current size of the Pan Africa Fund, economies of scale was not a relevant consideration at this time.

Conclusion.Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and Fund shareholders.

Nile Pan Africa Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2012

______                _

As a shareholder of the Nile Pan Africa Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Nile Pan Africa Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period*	Ending Account Value 9/30/12	Expenses Paid During Period*

Class A	2.50%	$1,000.00	$1,066.00	$12.81	$1,012.40	$12.47
Class C	3.25%	$1,000.00	$1,127.30	$17.10	$1,008.65	$16.14
Institutional Class	2.25%	$1,000.00	$1,132.90	$17.14	$1,013.60	$16.18

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Investment Advisor

Nile Capital Management, LLC

116 Village Blvd., Suite 200

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, President

Date

12/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, President

Date

12/10/2012

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Secretary and Treasurer

Date

12/10/2012